Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2015
Financial Instruments And Risk Management [Abstract]
Unrealized Risk Management Position

As at December 31	2015	2014

Risk Management Assets
Current	$367	$707
Long-term	11	65
	378	772

Risk Management Liabilities
Current	16	20
Long-term	9	7
	25	27

Other Derivative Liabilities
Current in accounts payable and accrued liabilities	6	-
Long-term in other liabilities and provisions	23	-
Net Risk Management Assets and Other Derivative Liabilities	$324	$745

Summary of Unrealized Risk Management Positions - By Product

As at December 31	2015			2014
	Risk Management			Risk Management
	Asset	Liability	Net	Asset	Liability	Net

Commodity Prices
Natural gas	$53	$4	$49	$609	$5	$604
Crude oil	325	-	325	163	4	159
Power and other derivative contracts	-	50	(50)	-	18	(18)
Total Fair Value	$378	$54	$324	$772	$27	$745

Commodity Price Positions

COMMODITY PRICE POSITIONS AS AT DECEMBER 31, 2015

	Notional Volumes		Term	Average Price		Fair Value

Natural Gas Contracts
Fixed Price Contracts

NYMEX Fixed Price	370	MMcf/d	2016	2.82	US$/Mcf	$43

NYMEX Three-Way Options	25	MMcf/d	2016			5
Sold call price				3.43	US$/Mcf
Bought put price				3.21	US$/Mcf
Sold put price				2.72	US$/Mcf

NYMEX Costless Collars	335	MMcf/d	2016			(15)
Sold call price				2.46	US$/Mcf
Bought put price				2.22	US$/Mcf

Basis Contracts (1)			2016-2018			15

Other Financial Positions						1
Natural Gas Fair Value Position						49

Crude Oil Contracts
Fixed Price Contracts

WTI Fixed Price	49.0	Mbbls/d	2016	58.51	US$/bbl	303

WTI Three-Way Options	18.3	Mbbls/d	2016			37
Sold call price				63.03	US$/bbl
Bought put price				55.00	US$/bbl
Sold put price				47.24	US$/bbl

Basis Contracts (2)			2016-2017			(15)
Crude Oil Fair Value Position						325

Power Purchase Contracts and Other Derivative Contracts
Fair Value Position						(50)
Total Fair Value						$324

(1)     Encana has entered into swaps to protect against widening natural gas price differentials between benchmark and regional sales prices.  These basis swaps are priced using differentials determined as a percentage of NYMEX.

(2)     Encana has entered into swaps to protect against widening Midland differentials to WTI.  These basis swaps are priced using fixed price differentials.

Earnings Impact Of Realized And Unrealized Gains (Losses) On Risk Management Positions

	Realized Gain (Loss)
For the years ended December 31	2015	2014	2013

Revenues, Net of Royalties	$917	$(84)	$544
Transportation and Processing	(16)	(7)	-
Gain (Loss) on Risk Management	$901	$(91)	$544

	Unrealized Gain (Loss)
For the years ended December 31	2015	2014	2013

Revenues, Net of Royalties	$(325)	$456	$(347)
Transportation and Processing	(6)	(12)	2
Gain (Loss) on Risk Management	$(331)	$444	$(345)

Reconciliation Of Unrealized Risk Management Positions

	2015		2014	2013
	Fair Value	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)	Total Unrealized Gain (Loss)

Fair Value of Contracts, Beginning of Year	$745
Change in Fair Value of Contracts in Place at Beginning of Year
and Contracts Entered into During the Year	570	$570	$353	$199
Foreign Exchange Translation Adjustment on Canadian
Dollar Contracts	2
Settlement of Athlon Crude Oil Contracts from Business
Combination	(63)
Fair Value of Other Derivative Contracts Entered into During the Year	(29)
Fair Value of Contracts Realized During the Year	(901)	(901)	91	(544)
Fair Value of Contracts, End of Year	$324	$(331)	$444	$(345)

Results In Unrealized Gains And Losses Of Fluctuations In Commody Prices

	2015		2014
	10% Price Increase	10% Price Decrease	10% Price Increase	10% Price Decrease

Natural gas price	$(57)	$56	$(105)	$105
Crude oil price	(83)	81	(22)	22
Power price	4	(4)	5	(5)

Timing Of Cash Outflows To Financial Liabilities

	Less Than 1 Year	1 - 3 Years	4 - 5 Years	6 - 9 Years	Thereafter	Total

Accounts Payable and Accrued Liabilities	$1,311	$-	$-	$-	$-	$1,311
Risk Management Liabilities	16	9	-	-	-	25
Long-Term Debt (1)	306	611	1,701	1,587	6,151	10,356
Other Liabilities and Provisions	-	17	2	-	4	23

(1) Principal and interest.